DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Contract Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current liabilities [abstract]
Contract liabilities	$ 317,985	$ 299,238
Non Current liabilities [abstract]
Contract liabilities	4,052,127	3,984,598
Revenue recognized from contracts with customers	159,952	189,587
Natural Gas Transportation [Member]
Current liabilities [abstract]
Contract liabilities	122,741	134,044
Non Current liabilities [abstract]
Contract liabilities	2,252,830	2,375,577
Production and Commercialization of Liquids [Member]
Current liabilities [abstract]
Contract liabilities	68,448	52,260
Non Current liabilities [abstract]
Contract liabilities	396,739	465,190
Other Services [Member]
Current liabilities [abstract]
Contract liabilities	111,249	84,933
Non Current liabilities [abstract]
Contract liabilities	1,402,558	1,143,831
UT [Member]
Current liabilities [abstract]
Contract liabilities	15,547	28,001
Non Current liabilities [abstract]
Contract liabilities	$ 0	$ 0